Alger Mid Cap 40 ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alger Mid Cap 40 ETF | Alger Mid Cap 40 ETF
Prospectus [Line Items]
Annual Return [Percent]	12.87%	37.34%	16.34%	(41.55%)